Subsequent Events (Details) - USD ($)	Nov. 16, 2015	Nov. 13, 2015	Oct. 31, 2015	Sep. 18, 2015	Aug. 29, 2015	Jul. 17, 2015
Subsequent Events Details
Series C preferred shares interest bearing		12.00%
Shares authorized		2,000,000
Company exchanged of the principal balance of a convertible note payable	$ 1,107,607
Purchase and Sale of Asset
Consideration of shares of the Company's common stock						2,000,000
Company sold assets to Dollar Shots Club, Inc in exchange for shares				5,000,000
Debt Repayment
Company repaid a convertible note payable and accrued interest					$ 197,734
Borrowings
Company entered into note payable for a one-year period			$ 500,000